Income Taxes - Schedule of Deferred Tax Balances (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Bad debt provision	¥ 97,964,013	¥ 97,681,819
Operating lease liabilities		1,879,619
Net operating losses carried forward	57,180,296	56,353,847
Valuation allowance	(154,653,771)	(144,689,121)
Deferred tax assets, net	490,538	11,226,164
Deferred tax liabilities:
Right-of-use assets		¥ 2,274,256